                                   EVERGREEN
                          SELECT ADJUSTABLE RATE FUND



                               SEMIANNUAL REPORT

                                AUGUST 31, 1998


                    [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                     Evergreen Select Adjustable Rate Fund
                            Letter to Shareholders
                                 October 1998
-------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

Following is the semiannual report for the Select Adjustable Rate Fund, which covers the six-month period ended on August 31, 1998. The Fund's fiscal year end has changed from February 28 to September 30; therefore you will receive an annual report with a more detailed discussion of your Fund and performance as of September 30, 1998. This report will mail at the end of November.

Thank you for your continued investment in Evergreen Select Adjustable Rate
Fund.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/s/ David C. Francis

David C. Francis, C.F.A.
Chief Investment Officer,
Managing Director
First Capital Group

                     Evergreen Select Adjustable Rate Fund
--------------------------------------------------------------------------------
                              Financial Highlights

                (For a share outstanding throughout each period)


                            SIX MONTHS                 FIVE MONTHS
                               ENDED       YEAR ENDED     ENDED        YEAR ENDED SEPTEMBER 30,
                          AUGUST 31, 1998 FEBRUARY 28, FEBRUARY 28,   ------------------------------
INSTITUTIONAL SHARES        (UNAUDITED)       1998       1997 (A)       1996        1995      1994
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $  9.75       $  9.71      $  9.68      $   9.65    $   9.61  $   9.93
                              -------       -------      -------      --------    --------  --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..         0.30          0.64         0.28          0.64(b)     0.63      0.63
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........        (0.05)         0.04            0(d)          0        0.01     (0.49)
                              -------       -------      -------      --------    --------  --------
Total from investment
 operations.............         0.25          0.68         0.28          0.64        0.64      0.14
Less dividends (from net
 investment income).....        (0.30)        (0.64)       (0.25)        (0.61)      (0.60)    (0.46)
                              -------       -------      -------      --------    --------  --------
NET ASSET VALUE, END OF
 PERIOD.................      $  9.70       $  9.75      $  9.71      $   9.68    $   9.65  $   9.61
                              -------       -------      -------      --------    --------  --------
TOTAL RETURN............         2.56%         7.15%        2.97%         6.86%       6.87%     1.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (thousands).....      $24,324       $25,981      $70,264      $ 65,974    $ 23,616  $ 25,200
Ratios to average net
 assets
 Total expenses.........         0.33%(c)      0.30%        0.30%(c)      0.30%       0.30%     0.30%
 Net investment income..         6.08%(c)      6.63%        6.79%(c)      6.84%       6.61%     5.15%
Portfolio turnover
 rate...................           44%          107%          44%           85%         56%       63%

                                                                       YEAR ENDED          MAY 23, 1994
                            SIX MONTHS        YEAR     FIVE MONTHS   SEPTEMBER 30,       (DATE OF INITIAL
                               ENDED         ENDED        ENDED      -----------------   PUBLIC OFFERING)
INSTITUTIONAL SERVICE     AUGUST 31, 1998 FEBRUARY 28, FEBRUARY 28,                          THROUGH
SHARES                      (UNAUDITED)       1998       1997 (A)     1996       1995   SEPTEMBER 30, 1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 9.76        $  9.72       $ 9.68     $  9.65    $ 9.61        $9.73
                              ------        -------       ------     -------    ------        -----
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..        0.28           0.59         0.28        0.65(b)   0.64         0.17
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........       (0.05)          0.06            0(d)    (0.03)    (0.02)       (0.13)
                              ------        -------       ------     -------    ------        -----
Total from investment
 operations.............        0.23           0.65         0.28        0.62      0.62         0.04
Less dividends (from net
 investment income).....       (0.28)         (0.61)       (0.24)      (0.59)    (0.58)       (0.16)
                              ------        -------       ------     -------    ------        -----
NET ASSET VALUE, END OF
 PERIOD.................      $ 9.71        $  9.76       $ 9.72     $  9.68    $ 9.65        $9.61
                              ------        -------       ------     -------    ------        -----
TOTAL RETURN............        2.43%          6.89%        2.97%       6.60%     6.60%        0.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (thousands).....      $9,619        $10,320       $3,564     $14,361    $2,871        $   1
Ratios to average net
 assets
 Total expenses.........        0.57%(c)       0.55%        0.55%(c)    0.55%     0.55%        0.43%
 Net investment income..        5.78%(c)       6.15%        6.39%(c)    6.64%     6.70%        5.03%
Portfolio turnover
 rate...................          44%           107%          44%         85%       56%          63%

(a) The Fund changed its fiscal year end from September 30 to February 28.
(b) Per share calculations based on weighted average shares outstanding.
(c) Annualized.
(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                     Evergreen Select Adjustable Rate Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (unaudited)


                                       INTEREST MATURITY PRINCIPAL    MARKET
                                         RATE     DATE     AMOUNT      VALUE
-------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE SECURITIES--
 75.3%
FHLMC--32.7%
FHLMC Pool #605343, Cap 13.639%,
 Margin 2.125% + CMT, Resets Annually   7.603%  03/01/19 $  813,247 $   850,860
FHLMC Pool #605386, Cap 12.870%,
 Margin 2.109% + CMT, Resets Annually   7.691   09/01/17    940,959     982,126
FHLMC Pool #606541, Cap 13.549%,
 Margin 2.027% + CMT, Resets Annually   7.431   03/01/21    606,947     632,081
FHLMC Pool #606679, Cap 12.075%,
 Margin 2.159% + CMT, Resets Annually   7.742   10/01/21    628,650     656,154
FHLMC Pool #607352, Cap 13.620%,
 Margin 2.178% + CMT, Resets Annually   7.614   04/01/22    369,351     387,242
FHLMC Pool #608034, Cap 14.777%,
 Margin 1.584% + CMT, Resets Annually   7.084   06/01/16  2,264,579   2,358,831
FHLMC Pool #785114, Cap 13.287%,
 Margin 2.125% + CMT, Resets Annually   7.477   07/01/19     81,861      84,829
FHLMC Pool #845063, Cap 12.094%,
 Margin 2.178% + CMT, Resets Annually   7.691   11/01/21  1,728,830   1,790,420
FHLMC Pool #845070, Cap 11.833%,
 Margin 2.108% + CMT, Resets Annually   7.599   01/01/22  1,637,109   1,700,547
FHLMC Pool #845082, Cap 12.609%,
 Margin 1.951% + CMT, Resets Annually   7.430   03/01/22    593,327     610,015
FHLMC Pool #846163, Cap 13.077%,
 Margin 1.983% + CMT, Resets Annually   7.403   07/01/30    812,366     842,448
FHLMC Pool #865220, Cap 15.004%,
 Margin 2.345% + CMT, Resets Annually   8.064   04/01/20    183,508     190,419
-------------------------------------------------------------------------------
Total FHLMC                                                          11,085,972
-------------------------------------------------------------------------------
FNMA--42.6%
FNMA Pool #070033, Cap 14.311%,
 Margin 2.596% + CMT, Resets Annually   7.254   10/01/17    269,245     278,416
FNMA Pool #070119, Cap 12.003%,
 Margin 2.760% + CMT, Resets Annually   7.503   11/01/17  1,068,417   1,107,147
FNMA Pool #090678, Cap 13.151%,
 Margin 2.700% + CMT, Resets Annually   7.536   09/01/18    838,456     877,235
FNMA Pool #092086, Cap 15.549%,
 Margin 2.750% + CMT, Resets Annually   7.416   10/01/16    350,625     360,159
FNMA Pool #094564, Cap 15.835%,
 Margin 2.500% + CMT, Resets Annually   7.322   01/01/16    762,792     787,583
FNMA Pool #095405, Cap 13.653%,
 Margin 2.731% + CMT, Resets Annually   7.551   12/01/19    754,716     783,490
FNMA Pool #102905, Cap 13.105%,
 Margin 2.822% + CMT, Resets Annually   7.363   07/01/20    224,776     235,313
FNMA Pool #124015, Cap 13.236%,
 Margin 2.576% + CMT, Resets Annually   7.285   11/01/18    697,230     718,363
FNMA Pool #124204, Cap 13.505%,
 Margin 2.705% + CMT, Resets Annually   7.496   01/01/22    571,742     590,684
FNMA Pool #124289, Cap 13.460%,
 Margin 2.666% + CMT, Resets Annually   7.442   09/01/21  2,344,663   2,447,969
FNMA Pool #124945, Cap 12.541%,
 Margin 2.782% + CMT, Resets Annually   7.545   01/01/31  1,216,418   1,259,370
FNMA Pool #142963, Cap 11.031%,
 Margin 2.625% + CMT, Resets Annually   7.448   01/01/22    489,429     501,283
FNMA Pool #303247, Cap 11.081%,
 Margin 2.712% + CMT, Resets Annually   7.322   12/01/22    199,880     205,502
FNMA Pool #313663, Cap 12.964%,
 Margin 2.810% + CMT, Resets Annually   7.328   05/01/22  1,370,746   1,423,218
FNMA Pool #313994, Cap 9.831%, Margin
 2.475% + LIBOR, Resets Semi-annually   7.467   12/01/23    742,010     753,132
FNMA Pool #331526, Cap 11.168%,
 Margin 2.750% + CMT, Resets Annually   6.119   05/01/36  1,003,747   1,016,765
FNMA Pool #391290, Cap 12.682%,
 Margin 2.661% + CMT, Resets Annually   7.516   02/01/17    109,180     110,698
FNMA Pool #423207, Cap 11.866%,
 Margin 2.750% + CMT, Resets Annually   5.866   04/01/38  1,006,966   1,014,830
-------------------------------------------------------------------------------
Total FNMA                                                           14,471,157
-------------------------------------------------------------------------------
TOTAL ADJUSTABLE RATE MORTGAGE
 SECURITIES (COST--$25,573,768)                                      25,557,129
-------------------------------------------------------------------------------

                       See Notes to Financial Statements

                     Evergreen Select Adjustable Rate Fund
-------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                          August 31, 1998 (unaudited)


                                        INTEREST MATURITY PRINCIPAL   MARKET
                                          RATE     DATE    AMOUNT      VALUE
-------------------------------------------------------------------------------
FIXED RATE MORTGAGE SECURITIES--12.0%
COLLATERALIZED MORTGAGE OBLIGATIONS--
 2.7%
FHLMC STRIPS, Series 20, Class F
 (Estimated Maturity 2000) (a)            6.620% 07/01/29 $ 895,692 $   897,092
FNMA REMIC, Series 1993--160, Class PD
 (Estimated Maturity 1998) (a)            5.600  10/25/12    10,543      10,503
-------------------------------------------------------------------------------
Total Collateralized Mortgage
 Obligations                                                            907,595
-------------------------------------------------------------------------------
FHLMC--0.7%
FHLMC Pool #B00475                       10.500  04/01/04   193,398     201,297
FHLMC Pool #277831                        7.250  11/01/08    29,712      30,004
-------------------------------------------------------------------------------
Total FHLMC                                                             231,301
-------------------------------------------------------------------------------
FNMA--4.7%
FNMA Pool #004534                        10.750  10/01/12   565,057     621,326
FNMA Pool #058442                        11.000  01/01/18   400,029     439,888
FNMA Pool #070472                        10.500  03/01/01   410,293     422,638
FNMA Pool #100051                         9.500  04/15/05   120,487     125,608
-------------------------------------------------------------------------------
Total FNMA                                                            1,609,460
-------------------------------------------------------------------------------
GNMA--3.9%
GNMA Pool #268164                        10.250  11/15/29 1,285,512   1,328,127
-------------------------------------------------------------------------------
TOTAL FIXED RATE MORTGAGE SECURITIES
 (COST--$4,102,606)                                                   4,076,483
-------------------------------------------------------------------------------
GOVERNMENT AGENCY NOTES--0.7% (COST--
 $249,297)
Federal Home Loan Bank                    5.500  08/13/01   250,000     251,680
-------------------------------------------------------------------------------
U.S. TREASURY NOTES--7.1%
U.S. Treasury Notes                       6.250  08/31/02   155,000     161,660
U.S. Treasury Notes                       5.750  11/30/02 1,400,000   1,437,842
U.S. Treasury Notes                       5.500  05/31/03   400,000     408,500
U.S. Treasury Notes                       5.250  08/15/03   400,000     406,436
-------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST--
 $2,386,721)                                                          2,414,438
-------------------------------------------------------------------------------
                                        INTEREST MATURITY MATURITY    MARKET
                                          RATE     DATE     VALUE      VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.5% (COST--
 $1,180,000)
Keystone Joint Repurchase Agreement
 (Investments in repurchase
 agreements, in a joint trading
 account, purchased 8/31/98) (b)          5.780  09/01/98 1,180,189   1,180,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$33,492,392)                         98.6%  33,479,730
OTHER ASSETS AND LIABILITIES--NET                              1.4      463,076
-------------------------------------------------------------------------------
NET ASSETS                                                    98.6% $33,942,806
-------------------------------------------------------------------------------

(a) The estimated maturity of a Collateralized Mortgage Obligation (CMO) is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed dates.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at August 31, 1998.

LEGEND OF PORTFOLIO ABBREVIATIONS:
CMT--1, 3 or 5 year Constant Maturity Treasury Index
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
LIBOR--6-Month London Inter-Bank Offer Rate
REMIC--Real Estate Mortgage Investment Conduit
STRIPS--Separate Trading of Registered Interest and Principal of Securities

                       See Notes to Financial Statements

                     Evergreen Select Adjustable Rate Fund
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                          August 31, 1998 (unaudited)



--------------------------------------------------------------------------------
ASSETS
 Investments at market value (identified cost--$33,492,392).......  $33,479,730
 Cash.............................................................          486
 Interest receivable..............................................      283,756
 Receivable for principal paydowns................................      232,158
--------------------------------------------------------------------------------
 Total assets.....................................................   33,996,130
--------------------------------------------------------------------------------
LIABILITIES
 Dividends payable................................................       22,814
 Due to advisor...................................................       19,721
 Payable for for Fund shares redeemed.............................        5,000
 Distribution fee payable.........................................        4,290
 Accrued Trustees' fees and expenses..............................          952
 Accrued expenses and other liabilities...........................          547
--------------------------------------------------------------------------------
 Total liabilities................................................       53,324
--------------------------------------------------------------------------------
NET ASSETS........................................................  $33,942,806
--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
 Paid-in capital..................................................  $34,560,405
 Accumulated distributions in excess of net investment income.....      (10,097)
 Accumulated net realized loss on investments.....................     (594,840)
 Net unrealized depreciation on investments.......................      (12,662)
--------------------------------------------------------------------------------
 Total net assets.................................................  $33,942,806
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
 Institutional Shares.............................................  $24,324,100
 Institutional Service Shares.....................................    9,618,706
--------------------------------------------------------------------------------
                                                                    $33,942,806
--------------------------------------------------------------------------------
SHARES OUTSTANDING
 Institutional Shares.............................................    2,506,583
 Institutional Service Shares.....................................      990,403
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
 Institutional Shares.............................................  $      9.70
--------------------------------------------------------------------------------
 Institutional Service Shares.....................................  $      9.71
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

                     Evergreen Select Adjustable Rate Fund
--------------------------------------------------------------------------------
                            Statements of Operations
                  Six Months Ended August 31, 1998 (unaudited)



--------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest..........................................................  $1,128,511
--------------------------------------------------------------------------------
EXPENSES
 Management fee....................................................      52,968
 Distribution Plan expenses........................................      12,734
 Professional fees.................................................       3,140
 Trustees' fees and expenses.......................................       1,642
--------------------------------------------------------------------------------
 Total expenses....................................................      70,484
--------------------------------------------------------------------------------
 Net investment income.............................................   1,058,027
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 Net realized loss on investments..................................     (66,234)
 Net change in unrealized gains or losses on investments...........     (98,778)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments...................    (165,012)
--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $  893,015
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

                     Evergreen Select Adjustable Rate Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets


                                                 SIX MONTHS
                                                    ENDED
                                               AUGUST 31, 1998    YEAR ENDED
                                                 (UNAUDITED)   FEBRUARY 28, 1998
--------------------------------------------------------------------------------
OPERATIONS
 Net investment income.......................   $  1,058,027     $  3,007,633
 Net realized gains or losses on
  investments................................        (66,234)         297,743
 Net change in unrealized gains or losses on
  investments................................        (98,778)         (69,974)
--------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations.................................        893,015        3,235,402
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
 INVESTMENT INCOME
 Institutional Shares........................       (761,864)      (2,543,452)
 Institutional Service Shares................       (296,163)        (437,527)
--------------------------------------------------------------------------------
 Total distributions to shareholders.........     (1,058,027)      (2,980,979)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold...................     12,589,013       17,099,051
 Proceeds from reinvestment of
  distributions..............................        761,177        2,868,485
 Payment for shares redeemed.................    (15,542,776)     (57,749,240)
--------------------------------------------------------------------------------
 Net decrease from capital share
  transactions...............................     (2,192,586)     (37,781,704)
--------------------------------------------------------------------------------
 Total decrease in net assets................     (2,357,598)     (37,527,281)
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of period.........................     36,300,404       73,827,685
--------------------------------------------------------------------------------
 End of period...............................   $ 33,942,806     $ 36,300,404
--------------------------------------------------------------------------------
 Accumulated distributions in excess of net
  investment income..........................       ($10,097)        ($10,097)
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

                     Evergreen Select Adjustable Rate Fund
-------------------------------------------------------------------------------
                   Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Select Adjustable Rate Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997 as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional Shares (formerly, Class Z) and Institutional Service Shares (formerly, Class Y) to institutional investors. Both classes of shares are sold at net asset value and are not subject to contingent deferred sales charges. Institutional Service Shares pay ongoing distribution fees.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities--U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. Repurchase Agreements--The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements--To obtain short-term financing, the Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counter party to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Security Transactions and Investment Income--Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

J. Federal Taxes--The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

K. Distributions--Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for principal paydown gains and losses.

L. Class Allocations--Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan for Institutional Service Shares.

                     Evergreen Select Adjustable Rate Fund
-------------------------------------------------------------------------------
             Notes to Financial Statements (unaudited) (continued)


2. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. Shares of beneficial interest of the Fund are currently divided into Institutional Shares and Institutional Service Shares. Transactions in shares of the Fund were as follows:

                                    SIX MONTHS
                                      ENDED           YEAR ENDED FEBRUARY 28,
                                 AUGUST 31, 1998               1998
                               ---------------------  ------------------------
                                SHARES     AMOUNT       SHARES       AMOUNT
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold..................   694,346  $ 6,750,374     756,542  $  7,370,775
Shares issued in reinvestment
 of distributions............    63,361      614,731     254,776     2,481,417
Shares redeemed..............  (916,036)  (8,906,957) (5,579,904)  (54,382,797)
-------------------------------------------------------------------------------
Net decrease.................  (158,329) $(1,541,852) (4,568,586) $(44,530,605)
-------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED           YEAR ENDED FEBRUARY 28,
                                 AUGUST 31, 1998               1998
                               ---------------------  ------------------------
                                SHARES     AMOUNT       SHARES       AMOUNT
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold..................   600,329  $ 5,838,639     996,337  $  9,728,276
Shares issued in reinvestment
 of distributions............    15,084      146,446      39,661       387,068
Shares redeemed..............  (682,679)  (6,635,819)   (344,863)   (3,366,443)
-------------------------------------------------------------------------------
Net increase (decrease)......   (67,266) $  (650,734)    691,135  $  6,748,901
-------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (excluding short-term securities) were $15,530,610 and $14,898,123, respectively.

The average daily balance of reverse repurchase agreements outstanding during the six months ended August 31, 1998 was $48,633 at a weighted average interest rate of 5.55%. The maximum amount of borrowing outstanding during the six months ended August 31, 1998 was $1,440,888 (including accrued interest). As of August 31, 1998, the Fund had no outstanding reverse repurchase agreements.

As of February 28, 1998, the Fund had a capital loss carryover for federal income tax purposes of approximately $522,000 which expires as follows:
$198,000--2001, $281,000--2002 and $43,000--2004.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan for its Institutional Service Shares as allowed by Rule 12b-1 of the 1940 Act. The Distribution Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Institutional Service Shares pay a distribution fee which is limited to 0.25% per annum of its average daily net assets. Distribution Plan expenses are calculated daily and paid monthly.

The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares' voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone, a subsidiary of First Union Corporation ("First Union"), is the investment advisor for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 0.30% of the average daily net asset value of the Fund.

Evergreen Service Company ("ESC"), a subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Fund.

6. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement,

                     Evergreen Select Adjustable Rate Fund
-------------------------------------------------------------------------------
             Notes to Financial Statements (unaudited) (continued)

among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended August 31, 1998, the Fund had borrowings outstanding for 1 day under its line of credit and incurred $94 in interest charges related to these borrowings. The Fund's average amount of debt outstanding during the period was $2,826 at a weighted average interest rate of 6.50%. The Fund had no borrowings as of August 31, 1998.

7. YEAR 2000

Like other investment companies, the Fund could be adversely affected if the computer systems used by the Fund's investment advisor and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Fund's investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

This report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


                          NOT       May lose value
                          FDIC
                          INSURED   No bank guarantee


                       EVERGREEN FUNDS DISTRIBUTORS, INC.

                                                                SELADJ RV0 10/98